ACCOUNTS RECEIVABLE, NET (Details)	Jun. 30, 2026 USD ($)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 150,000
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 150,000